Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value, assets and liabilities measured on nonrecurring basis, valuation techniques
Set forth below are the classes of assets and liabilities measured at fair value on a non-recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Book Value as of December 31, 2015	Total Loss	Valuation Technique	Weighted-Average Discount Rate

Property and Equipment - Waukegan facility (1)	$—	$—	$15.0	$14.5	$(6.6)	Market Approach	n/a

Goodwill - SG gaming reporting unit	$—	$—	$1,084.6	$1,084.6	$(935.0)	Discounted Cash Flow/Market Approach	9%

Goodwill - U.S. lottery systems reporting unit	$—	$—	$—	$—	$(67.6)	Discounted Cash Flow/Market Approach	8%

Intangibles - Trade Names (2)	$—	$—	$97.5	$95.6	$(128.6)	Relief-From-Royalty Method	9%

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(1)	In accordance with ASC 360, the book value of the Waukegan facility as of December 31, 2015 is reduced by estimated selling costs of $0.5 million.

(2)	The book value of the trade name assets as of December 31, 2015 includes additional amortization of $1.9 million recorded after the fair value measurement date.
et forth below are the classes of assets and liabilities measured at fair value on a non-recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Book Value as of December 31, 2014	Total Loss	Valuation Technique	Weighted-Average Discount Rate

Property and Equipment - Maryland Contract	$—	$—	$3.3	$3.3	$(3.1)	Discounted Cash Flow	9%

Property and Equipment - Waukegan facility	$—	$—	$21.1	$21.1	$(9.4)	Market Approach	n/a

Equity Investment in Northstar Illinois	$—	$—	$—	$—	$(19.7)	Discounted Cash Flow	n/a

Intangibles - Trade Names	$—	$—	$51.0	$51.0	$(6.0)	Relief-From-Royalty Method	8.5%